Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2010
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities are summarized as follows:

	December 31, 2009	December 31, 2010
Dividends payable	$2,367	$-
Accrued payroll and related items	184	968
Accrued severance	-	370
Accrued professional and other expenses	580	829
Accrued interest	107	6
Accrued sales tax payable	534	173
Accrued advertising	-	-
Accrued receipts not invoiced	182	207
Other	190	370
	$4,144	$2,923